UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22480

Adviser Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2012

Date of reporting period: October 31, 2011

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

October 31, 2011

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 93.9%
SPDR S&P 500 ETF Trust	752	$94
Total Exchange Traded Fund
(Cost $100) ($ Thousands)		94

Total Investments — 93.9%
(Cost $100)($ Thousands) †		$94

Percentages are based on a Net Assets of $100 ($ Thousands).

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

†	At October 31, 2011, the tax basis cost of the Fund’s investment was $100 ($ Thousands), and the unrealized depreciation was $(6) ($ Thousands).

As of October 31, 2011, the Fund’s investment was Level 1 in accordance with ASC 820. For the period ended October 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	Adviser Managed Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 38.2%
Agency Mortgage-Backed Obligations — 33.7%
FHLMC
4.500%, 02/01/41 to 07/01/41	$13,848	$14,812
4.000%, 12/01/40 to 10/01/41	23,638	24,723
3.500%, 11/01/25 to 02/01/26	7,415	7,700
FHLMC TBA
4.000%, 11/01/40	10,000	10,372
FNMA
6.000%, 09/01/24 to 09/01/40	15,830	17,328
5.000%, 10/01/35	2,512	2,711
4.500%, 12/01/40	2,904	3,124
4.000%, 03/01/41	1,955	2,051
2.630%, 09/01/17	5,587	5,720
1.250%, 02/24/16	2,430	2,436
FNMA TBA
4.500%, 11/15/34	17,000	17,975
4.000%, 11/12/39	34,000	35,339
3.000%, 11/25/26 to 11/25/26	8,115	8,310
GNMA
6.500%, 09/15/13 to 02/15/39	1,697	1,912
6.000%, 08/15/24 to 05/20/38	636	697
5.500%, 10/15/32 to 05/15/38	1,817	2,028
5.000%, 08/15/33 to 09/15/39	6,659	7,363
4.500%, 01/15/39 to 02/15/39	1,641	1,793
GNMA TBA
4.500%, 11/22/33	5,000	5,434
4.000%, 11/01/39	4,000	4,266

		176,094

Non-Agency Mortgage-Backed Obligations — 4.5%
Bear Stearns Commercial Mortgage Securities, Ser 2005-T18, Cl A4
4.933%, 02/13/42 (A)	1,000	1,092
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.300%, 10/12/42 (A)	1,495	1,670
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/41	1,000	1,100
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl A4
5.201%, 12/11/38	585	630
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.900%, 06/11/40 (A)	398	435

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass- Through Certificates, Ser 2006- C7, Cl A4
5.943%, 06/10/46 (A)	$460 $	$508
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	1,495	1,583
DBUBS Mortgage Trust, Ser 2011- LC1A, Cl A3
5.002%, 11/10/46 (B)	1,020	1,114
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (A)	1,325	1,414
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.074%, 07/10/38 (A)	2,445	2,690
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	1,485	1,585
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (A)	1,000	1,078
JP Morgan Chase Commercial Mortgage Securities, Ser 2002- C1, Cl A3
5.376%, 07/12/37	775	787
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	950	1,042
Morgan Stanley Capital I, Ser 2005-T17, Cl A5
4.780%, 12/13/41	766	827
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/49	1,455	1,588
Morgan Stanley Capital I, Ser 2007-T25
5.514%, 11/12/49 (A)	1,465	1,606
Morgan Stanley Capital I, Ser 2011-C1, Cl A4
5.033%, 09/15/47 (A) (B)	225	244
OBP Depositor Trust, Ser 2010- OBP, Cl A
4.646%, 07/15/45 (B)	605	645
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20
5.118%, 07/15/42 (A)	1,010	1,119
WF-RBS Commercial Mortgage Trust
4.869%, 02/15/44 (A)	465	488

		23,245

Total Mortgage-Backed Securities (Cost $195,785) ($ Thousands)		199,339

CORPORATE OBLIGATIONS — 25.0%
Consumer Discretionary — 3.2%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	300	392
6.875%, 11/15/19	875	1,117
5.000%, 04/15/20	1,000	1,161

2	Adviser Managed Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Automotores Gildemeister
8.250%, 05/24/21(B)	$1,500	$1,530
Bottling Group
6.950%, 03/15/14	250	284
CBS
5.500%, 05/15/33	350	364
4.300%, 02/15/21	900	923
Cequel Communications Holdings I and Cequel Capital
8.625%, 11/15/17(B)	2,000	2,090
Comcast
6.450%, 03/15/37	650	777
COX Communications
6.950%, 06/01/38(B)	250	297
Delta Air Lines 2002-1 Pass- Through Trust, Cl G-1
6.718%, 01/02/23	1,053	1,032
Home Depot
5.400%, 03/01/16	200	228
4.400%, 04/01/21	600	656
McDonald's MTN
2.625%, 01/15/22	400	401
News America
6.150%, 02/15/41	1,100	1,227
Sears Holdings
6.625%, 10/15/18(B)	2,000	1,725
Time Warner
6.200%, 03/15/40	250	292
5.875%, 11/15/16	750	869
4.000%, 01/15/22	75	77
Time Warner Cable
5.850%, 05/01/17	530	603
4.000%, 09/01/21	725	743

		16,788

Consumer Staples — 1.5%
Altria Group
9.700%, 11/10/18	150	202
4.750%, 05/05/21	1,125	1,212
CVS Caremark
6.302%, 06/01/37(A)	260	252
5.750%, 05/15/41	1,200	1,387
Kraft Foods
6.500%, 02/09/40	2,000	2,556
4.125%, 02/09/16	1,375	1,491
Pernod-Ricard
4.450%, 01/15/22(B)	275	283
Wal-Mart Stores
5.625%, 04/15/41	200	247

		7,630

Energy — 1.8%
Anadarko Petroleum
6.375%, 09/15/17	800	941
Arch Coal
7.000%, 06/15/19(B)	480	497
BG Energy Capital
4.000%, 10/15/21(B)	1,000	1,031
BP Capital Markets
2.248%, 11/01/16	500	503
ConocoPhillips
6.000%, 01/15/20	525	649
5.750%, 02/01/19	300	361

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gazprom OAO Via Gaz Capital MTN
6.510%, 03/07/22	$1,900	$1,995
MIE Holdings
9.750%, 05/12/16 (B)	1,500	1,350
Nacional del Cobre de Chile
3.875%, 11/03/21 (B)	565	563
Pemex Project Funding Master Trust
5.750%, 03/01/18	200	220
Petroleos Mexicanos
6.500%, 06/02/41(B)	110	118
Southern Union
3.447%, 11/01/66(A)	500	430
Valero Energy
6.625%, 06/15/37	500	546

		9,204

Financials — 10.1%
Banco do Brasil
5.875%, 01/26/22(B)	2,500	2,513
Bank of America
5.875%, 01/05/21	3,550	3,476
5.650%, 05/01/18	1,700	1,702
BBVA Bancomer
6.500%, 03/10/21(B)	2,000	1,990
Boeing Capital
2.900%, 08/15/18	125	129
CIT Group
7.000%, 05/02/16(B)	2,000	1,995
5.250%, 04/01/14(B)	50	50
Citigroup
8.500%, 05/22/19	650	804
6.125%, 08/25/36	400	390
5.300%, 01/07/16	2,000	2,126
4.500%, 01/14/22	330	331
Daimler Finance North America
1.875%, 09/15/14(B)	200	198
Franshion Development
6.750%, 04/15/21(B)	2,000	1,765
FUEL Trust
4.207%, 04/15/16(B)	1,375	1,380
General Electric Capital MTN
5.300%, 02/11/21	2,025	2,155
4.625%, 01/07/21	2,800	2,891
Goldman Sachs Group
6.150%, 04/01/18	1,350	1,442
6.000%, 06/15/20	2,500	2,633
3.625%, 02/07/16	400	396
HCP ‡
5.375%, 02/01/21	1,000	1,027
Health Care ‡
4.700%, 09/15/17	1,000	992
Healthcare Realty Trust ‡
5.750%, 01/15/21	1,000	998
HSBC Bank
3.100%, 05/24/16(B)	270	272
JPMorgan Chase
6.300%, 04/23/19	500	567
5.125%, 09/15/14	1,000	1,064
4.625%, 05/10/21	300	307
4.250%, 10/15/20	3,000	2,986

3	Adviser Managed Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kimco Realty ‡
6.000%, 11/30/12	$1,000	$1,039
Liberty Property ‡
6.375%, 08/15/12	1,100	1,134
Lloyds TSB Bank
6.375%, 01/21/21	500	536
Marsh & McLennan
4.800%, 07/15/21	925	997
Merrill Lynch
7.750%, 05/14/38	1,000	998
Morgan Stanley
5.750%, 01/25/21	3,050	3,012
5.625%, 09/23/19	100	99
5.500%, 07/28/21	200	195
NCUA Guaranteed Notes
0.263%, 06/12/13(A)	2,400	2,398
Petrobras International Finance
6.875%, 01/20/40	1,050	1,217
Rio Tinto Finance USA
2.250%, 09/20/16	385	393
VTB Capital
6.551%, 10/13/20(B)	2,000	1,970
WEA Finance
7.125%, 04/15/18(B)	1,000	1,133
Wells Fargo MTN
4.600%, 04/01/21	900	962

		52,662

Health Care — 0.9%
Boston Scientific
6.000%, 01/15/20	1,000	1,117
HCA
7.875%, 02/15/20	2,300	2,501
7.250%, 09/15/20	30	32
Pfizer
6.200%, 03/15/19	1,075	1,347

		4,997

Industrials — 0.9%
Empresas ICA
8.900%, 02/04/21(B)	1,400	1,288
International Lease Finance
7.125%, 09/01/18(B)	1,000	1,033
Lockheed Martin
2.125%, 09/15/16	40	40
TAM Capital 3
8.375%, 06/03/21(B)	2,500	2,537

		4,898

Information Technology — 0.6%
Hewlett-Packard
6.000%, 09/15/41	100	114
3.000%, 09/15/16	1,050	1,081
Intel
1.950%, 10/01/16	725	740
International Business Machines
5.700%, 09/14/17	300	364
1.950%, 07/22/16	675	691

		2,990

Materials — 1.3%
ArcelorMittal
6.750%, 03/01/41	1,000	1,003

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consolidated Minerals
8.875%, 05/01/16 (B)	$1,500	$1,290
Dow Chemical
4.250%, 11/15/20	650	668
FMG Resources
7.000%, 11/01/15 (B)	2,000	2,000
Vedanta Resources
6.750%, 06/07/16 (B)	2,200	2,024

		6,985

Telecommunication Services — 2.6%
America Movil
2.375%, 09/08/16	200	200
AT&T
6.500%, 09/01/37	1,000	1,229
6.300%, 01/15/38	600	721
3.875%, 08/15/21	725	755
CCH II
13.500%, 11/30/16	510	588
CSC Holdings
8.500%, 04/15/14	1,080	1,185
Intelsat Jackson Holdings
8.500%, 11/01/19	1,900	1,990
Nextel Communications
5.950%, 03/15/14	1,190	1,136
Qtel International Finance MTN
5.000%, 10/19/25	2,000	2,012
Qwest Communications International
7.500%, 02/15/14	1,180	1,192
Verizon Communications
6.400%, 02/15/38	250	313
Windstream
7.875%, 11/01/17	1,925	2,079

		13,400

Utilities — 2.1%
Calpine Construction Finance
8.000%, 06/01/16(B)	2,500	2,663
Centrais Eletricas Brasileiras
5.750%, 10/27/21(B)	870	900
Duke Energy
3.550%, 09/15/21	925	950
Edison International
3.750%, 09/15/17	695	706
KCP&L Greater Missouri Operations
11.875%, 07/01/12	1,250	1,334
NRG Energy
7.625%, 01/15/18(B)	2,865	2,901
Sabine Pass LNG
7.500%, 11/30/16	1,450	1,436

		10,890

Total Corporate Obligations (Cost $130,577) ($ Thousands)		130,444

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.6%
FFCB
0.220%, 10/15/13(A)	2,355	2,347
FHLB
2.750%, 03/13/15	5,000	5,316
0.500%, 11/16/12	2,350	2,350

4	Adviser Managed Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2011

Description	Face Amount ($ Thousands)(1)	Market Value ($ Thousands)

0.400%, 11/15/12	$2,440	$2,441
0.320%, 09/16/13(A)	1,695	1,693
FHLMC
2.500%, 04/23/14	5,000	5,237
0.600%, 10/25/13	2,420	2,422
FNMA
6.500%, 11/15/37	6,000	6,612
5.500%, 11/01/37	11,500	12,474
3.000%, 09/16/14	1,430	1,528
0.750%, 02/26/13	4,420	4,446
0.625%, 10/25/13	2,415	2,417
0.600%, 09/12/13 to 03/06/14	7,165	7,155
0.550%, 09/06/13	2,350	2,347
0.360%, 06/23/14(A)	2,390	2,380
0.100%, 04/04/12(D)	9,290	9,286
0.070%, 12/01/11(D)	3,685	3,685
0.060%, 11/16/11(D)	2,360	2,360

Total U.S. Government Agency Obligations (Cost $76,052) ($ Thousands)		76,496

U.S. TREASURY OBLIGATIONS — 12.4%
U.S. Treasury Bonds
5.375%, 02/15/31	1,300	1,768
4.750%, 02/15/41	4,000	5,200
4.375%, 05/15/40	1,075	1,317
4.375%, 05/15/41	1,960	2,406
4.250%, 05/15/39	1,700	2,039
3.875%, 08/15/40(E)	2,000	2,256
U.S. Treasury Notes
2.125%, 08/15/21	280	279
1.250%, 02/15/14	13,275	13,557
1.000%, 03/31/12	11,000	11,042
0.625%, 06/30/12	2,986	2,996
0.625%, 02/28/13	8,525	8,573
United States Treasury Inflation Indexed Bonds
3.000%, 07/15/12	7,396	7,613
1.875%, 07/15/13	5,347	5,635

Total U.S. Treasury Obligations (Cost $62,008) ($ Thousands)		64,681

FOREIGN SOVEREIGN BONDS — 5.3%
Brazilian Government International Bond
8.250%, 01/20/34	150	218
Bundesobligation (EUR)
1.750%, 10/09/15	1,060	1,525
Bundesrepublik Deutschland (EUR)
4.250%, 07/04/18	1,520	2,480
3.750%, 07/04/13	420	617
3.750%, 01/04/17	1,010	1,586
3.500%, 07/04/19	1,500	2,355
3.250%, 07/04/21	820	1,266
2.500%, 01/04/21	1,425	2,077
Bundesschatzanweisungen (EUR)
1.000%, 12/14/12	445	624

Description	Face Amount ($ Thousands)(1)	Market Value ($ Thousands)

Indonesia Government International Bond
5.875%, 03/13/20	$1,350	$1,539
Japan Government Five Year Bond (JPY)
0.600%, 09/20/14	41,100	533
0.500%, 03/20/15	60,000	776
Japan Government Ten Year Bond (JPY)
1.900%, 06/20/16	10,000	137
1.800%, 06/20/18	62,000	859
1.700%, 09/20/17	71,500	982
1.400%, 06/20/19	90,000	1,214
1.300%, 03/20/21	93,000	1,228
1.200%, 12/20/20	90,000	1,180
1.100%, 03/20/21	39,000	506
1.000%, 09/20/21	23,100	295
0.600%, 03/20/13	107,700	1,390
Mexico Government International Bond MTN
5.625%, 01/15/17	250	285
United Kingdom Gilt (GBP)
5.000%, 03/07/18	590	1,143
4.500%, 03/07/13	165	281
3.750%, 09/07/20	950	1,710
3.750%, 09/07/21	140	251
2.750%, 01/22/15	255	436

Total Foreign Sovereign Bonds (Cost $25,754) ($ Thousands)		27,493

MUNICIPAL BONDS — 2.9%
California State, BAB
7.300%, 10/01/39	1,500	1,768
California State, GO
Callable 10/01/21 @ 100
6.509%, 04/01/39	275	280
California State, GO
7.600%, 11/01/40	775	952
Colorado State, Health Facilities Authority, Ser A, RB
Pre-Refunded @ 100
5.500%, 03/01/12(C)	605	615
Illinois State, BAB
2.186%, 02/01/12	1,000	1,002
Illinois State, GO
5.665%, 03/01/18	100	106
5.100%, 06/01/33	2,000	1,792
Irving, Independent School District, Ser A, GO
Pre-Refunded @ 100
5.000%, 02/15/12(C)	1,245	1,262
King County, School District No. 1, Ser A, GO
Pre-Refunded @ 100
5.250%, 12/01/11(C)	2,020	2,028
Los Angeles, Department of Water & Power, BAB
5.716%, 07/01/39	1,000	1,120
New Jersey State, Turnpike Authority, BAB
7.414%, 01/01/40	1,000	1,356

5	Adviser Managed Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York City, Municipal Water Finance Authority, BAB
5.882%, 06/15/44	$1,000	$1,202
New York State Thruway Authority, Ser A, RB
Pre-Refunded @ 100
5.500%, 03/15/12 (C)	605	617
University of Texas, Permanent University Fund, Ser B, RB
Pre-Refunded @ 100
5.000%, 01/01/12 (C)	1,145	1,154

Total Municipal Bonds (Cost $14,271) ($ Thousands)		15,254

CERTIFICATES OF DEPOSIT - YANKEE — 0.5%
Abbey National Treasury Services
1.718%, 04/25/13 (A)	2,300	2,333

Total Certificates of Deposit - Yankee (Cost $2,300) ($ Thousands)		2,333

COMMERCIAL PAPER — 0.4%
National Rural Utilities
0.120%, 11/18/11	2,305	2,305

Total Commercial Paper (Cost $2,305) ($ Thousands)		2,305

ASSET-BACKED SECURITIES — 0.2%
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/49	155	161
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/49	265	272
Small Business Administration, Ser 2011-10A, Cl 1
4.084%, 03/10/21	635	657

Total Asset-Backed Securities (Cost $1,060) ($ Thousands)		1,090

Total Investments — 99.5% (Cost $510,112)($ Thousands) †		$519,435

A summary of the open futures contracts held by the Fund at October 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Canadian 10-Year Bond	(29)	Dec-2011	$(19)
U.S. 10-Year Treasury Note	(5)	Dec-2011	(6)
U.S. 2-Year Treasury Note	50	Dec-2011	(1)
U.S. 5-Year Treasury Note	130	Dec-2011	(1)
U.S. Long Treasury Bond	6	Dec-2011	(3)
U.S. Ultra Long Treasury Bond	(27)	Dec-2011	(118)

			$(148)

For the period ended October 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at October 31, 2011, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
11/29/11	EUR	9,551	USD	13,197	$(119)
11/29/11	GBP	2,460	USD	3,913	(56)
11/29/11	JPY	713,438	USD	9,382	225
11/29/11	USD	362	EUR	256	(5)
11/29/11	USD	61	GBP	38	—
11/29/11	USD	77	JPY	5,802	(2)

					$43

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at October 31, 2011, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	(26,941)	26,984	$43

6	Adviser Managed Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2011

A summary of outstanding swap agreements held by the Fund at October 31, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Goldman Sachs	CDX.EM.14-V1 INDEX	SELL	5.00	12/20/15	(10,800)	$(210)
Goldman Sachs	CDX.EM.HYS15 V1 INDEX	SELL	5.00	12/20/15	(25,800)	(1,365)
Goldman Sachs	CDX-EMS15V1-5Y	SELL	5.00	06/20/16	(4,800)	(94)
Goldman Sachs	CDX-NAHYSI16V1-5Y	SELL	5.00	06/20/16	(1,400)	(79)
Goldman Sachs	CDX-NAIGS17V1-5Y	SELL	1.00	12/20/16	(3,430)	23
Goldman Sachs	CDX-NAIGS17V1-5Y	SELL	1.00	12/20/16	(10,675)	111
Goldman Sachs	CDX-NAIGS17V1-5Y	SELL	1.00	12/20/16	(2,250)	10

						$(1,604)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Morgan Stanley	3.93%	3-Month LIBOR	05/15/41	1,145	$(232)

					$(232)

Percentages are based on a Net Assets of $521,966 ($ Thousands).

(1)	In U.S. dollars unless otherwise indicated.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2011. The date reported on the Schedule of Investments is the next reset date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	All or a portion of this security has been pledged as collateral for open futures contracts.

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $510,112 ($ Thousands), and the unrealized appreciation and depreciation were $12,008 ($ Thousands) and $(2,685) ($ Thousands) respectively.

‡	Real Estate Investment Trust.

BAB — Build America Bond

Cl — Class

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

NCUA — National Credit Union Administration

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

7	Adviser Managed Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2011

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$199,339	$—	$199,339
Corporate Obligations	—	130,444	—	130,444
U.S Government Agency Obligations	—	76,496	—	76,496
U.S. Treasury Obligations	—	64,681	—	64,681
Foreign Sovereign Bonds	—	27,493	—	27,493
Municipal Bonds	—	15,254	—	15,254
Certificates of Deposit - Yankee	—	2,333	—	2,333
Commercial Paper	—	2,305	—	2,305
Asset-Backed Security	—	1,090	—	1,090

Total Investments in Securities	$—	$519,435	$—	$519,435

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(148)	$—	$—	$(148)
Forwards Currency Contracts*	43	—	—	43
Credit Default Swaps	—	(1,604)	—	(1,604)
Interest Rate Swaps	—	(232)	—	(232)

Total Other Financial Instruments	$(105)	$(1,836)	$—	$(1,941)

*	Futures contracts and forwards contracts are valued at the unrealized depreciation on the instruments.

For the period ended October 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

8	Adviser Managed Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2011

Credit Default Swaps

When a Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The reference obligation of the swap can be a single issuer, a ‘‘basket’’ of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (‘‘ISDA Master Agreements’’). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of October 31, 2011, the Tactical Offensive Fixed Income is the seller (‘‘providing protection’’) on a total notional amount of $59.1 million of credit default swaps (‘‘CDS’’). The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$0	$0	$1,198,881	$0	$1,198,881
Maximum potential amount of future payments	$0	$0	$59,155,000	$0	$59,155,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)(1)	$0	$0	$0	$0	$0
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	$0	$0	$1,786,952	$0	$1,786,952

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-5 years	More than 5 years	Total
Current credit spread* on underlying (in basis points)(1)
0 - 200	$0	$16,355,000	$16,355,000
201 - 300	$15,600,000	$0	$15,600,000
Greater than 300	$27,200,000	$0	$27,200,000

Total	$42,800,000	$16,355,000	$59,155,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

9	Adviser Managed Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Tactical Defensive Fund

October 31, 2011

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 100.0%
SEI Daily Income Trust Prime Obligation Fund, Cl A
0.010% (A) (B)*	100,021	$100
Total Cash Equivalent (Cost $100) ($ Thousands)		100

Total Investments — 100.0% (Cost $100)($ Thousands) †		$100

Percentages are based on a Net Assets of $100 ($ Thousands).

(A)	Investment in Affiliated Security.

(B)	The rate reported is the 7-day effective yield as of October 31, 2011.

Cl	Class

*	The Fund’s investment in the SEI Daily Income Trust Prime Obligation Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Daily Income Trust Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Daily Income Trust Prime Obligation Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At October 31, 2011, the tax basis cost of the Fund’s investment was $100 ($ Thousands), and there was no unrealized appreciation or depreciation on the investment.

As of October 31, 2011, the Fund’s investment was Level 1 in accordance with ASC 820. For the period ended October 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

10	Adviser Managed Trust / Quarterly Report / October 31, 2011

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: December 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: December 28, 2011

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: December 28, 2011